SHARE OPTIONS AND WARRANTS (Details - options and warrants outstanding and exercisable) Unit_Standard_pure_iZslO8HNb0uXQp9NAErPAA in Thousands, EquityInstruments in Thousands	Dec. 31, 2021 £ / shares	Dec. 31, 2021 EquityInstruments	Dec. 31, 2021	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	£ 0.81				£ 0.14
Number of options/warrants outstanding		17,689	17,689	41,776	45,037
Number of options/warrants exercisable		7,596	8,389	34,439
Warrants with grant date 15 January 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	1.25
Number of options/warrants outstanding		240
Number of options/warrants exercisable		240
Warrants with grant date 19 April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	1.35
Number of options/warrants outstanding		224
Number of options/warrants exercisable		149
Warrants with grant date 19 January 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	0.87
Number of options/warrants outstanding		110
Number of options/warrants exercisable		110
Warrants with grant date 17 June 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	1.50
Number of options/warrants outstanding		22
Number of options/warrants exercisable		22
Options with grant date 25 July 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	0.16
Number of options/warrants outstanding		1,000
Number of options/warrants exercisable		1,000
Options with grant date 17 July 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	0.16
Number of options/warrants outstanding		537
Number of options/warrants exercisable		357
Options with grant date 5 February 2020, one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	0.07
Number of options/warrants outstanding		2,254
Number of options/warrants exercisable		1,937
Options with grant date 5 February 2020, two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	0.07
Number of options/warrants outstanding		3,700
Number of options/warrants exercisable		3,463
Options with grant date 3 February 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	0.94
Number of options/warrants outstanding		232
Number of options/warrants exercisable		106
Options with grant date 27 June 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	1.35
Number of options/warrants outstanding		500
Number of options/warrants exercisable		83
Options with grant date 24 June 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	1.26
Number of options/warrants outstanding		1,000
Number of options/warrants exercisable		167
Options with grant date 1 July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	1.16
Number of options/warrants outstanding		500
Number of options/warrants exercisable		83
Options with grant date 13 July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	1.00
Number of options/warrants outstanding		1,000
Number of options/warrants exercisable		167
Options with grant date 22 September 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	1.57
Number of options/warrants outstanding		5,000
Number of options/warrants exercisable		479
Options with grant date 17 December 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	0.86
Number of options/warrants outstanding		870
Number of options/warrants exercisable		12
Options with grant date 23 November 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | £ / shares	£ 1.30
Number of options/warrants outstanding		500
Number of options/warrants exercisable		14